Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On:		Net Income	Operating Profits
					Total Shareholder Return	Peer Group Total Shareholder Return
	($)	($) (1)	($) (2)	($) (1)(2)	($)	($)	($ in thousands)	($ in thousands) (3)
2022	4,736,104	4,402,100	5,003,601	4,679,358	132	125	239,496	189,810
2021	6,491,866	7,660,696	4,938,262	6,887,138	132	155	270,293	212,487
2020	6,118,509	5,687,697	5,278,725	4,765,464	99	115	326,364	247,411

Company Selected Measure Name	Operating Profits
Named Executive Officers, Footnote [Text Block]	The non-PEO NEOs reflected in these columns represent the following individuals in each of the years shown: Thomas R. Donahue, John B. Fisher, Paul A. Uhlman and Gordon J. Ceresino.
PEO Total Compensation Amount	$ 4,736,104	$ 6,491,866	$ 6,118,509
PEO Actually Paid Compensation Amount	$ 4,402,100	7,660,696	5,687,697
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Salary	Non-Equity Incentive Plan Compensation	Stock Awards	Other Compensation	SCT Total	Additions to (Deductions from) SCT Total	CAP
	($)	($)		($) (i)	($)	($) (ii)	($)
2022	787,500	2,730,000	705,893	512,711	4,736,104	(334,004)	4,402,100
2021	787,500	2,800,000	2,294,121	610,245	6,491,866	1,168,830	7,660,696
2020	787,500	3,150,000	1,482,362	698,647	6,118,509	(430,812)	5,687,697
(i)    Reflects “all other compensation” reported in the SCT for each year shown.
(ii)    Represents the net adjustments to reflect the change in fair value of outstanding stock awards for each respective year, which is required to be included in the calculation of CAP. The adjustments for fiscal year 2022 are further detailed in the supplemental tables below. Federated Hermes did not report a change in pension value for any of the years reflected in the table; therefore, a deduction from the SCT total related to pension value is not needed.

Equity Type	Change in Fair Value of Current Year Stock Awards at 12/31/2022	Change in Fair Value of Prior Years’ Stock Awards Unvested at 12/31/2022	Change in Fair Value of Prior Years’ Stock Awards That Vested in FY2022	Net Adjustment to Grant Date Fair Value of Stock Awards Disclosed in SCT
	$ (a)	$ (b)	$ (c)	$ (d) = (a) + (b) + (c)
Restricted Stock	75,063	(93,782)	(315,285)	(334,004)

Non-PEO NEO Average Total Compensation Amount	$ 5,003,601	4,938,262	5,278,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,679,358	6,887,138	4,765,464
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Salary	Non-Equity Incentive Plan Compensation	Stock Awards	Other Compensation	SCT Total	Additions to (Deductions from) SCT Stock Awards Total	CAP
	($)	($)		($) (i)	($)	($) (ii)	($)
2022	663,250	2,465,000	1,472,477	402,874	5,003,601	(324,243)	4,679,358
2021	663,250	2,206,875	1,631,496	436,640	4,938,262	1,948,877	6,887,138
2020	663,250	2,373,750	1,607,378	634,346	5,278,725	(513,261)	4,765,464
(i)    Reflects “all other compensation” reported in the SCT for each year shown.
(ii)    Represents the net adjustments to reflect the change in fair value of outstanding stock awards for each respective year, which is required to be included in the calculation of CAP. The adjustments for fiscal year 2022 are further detailed in the supplemental tables below. Federated Hermes did not report a change in pension value for any of the years reflected in the table; therefore, a deduction from the SCT total related to pension value is not needed.

Equity Type	Change in Fair Value of Current Year Stock Awards at 12/31/2022	Change in Fair Value of Prior Years’ Stock Awards Unvested at 12/31/2022	Change in Fair Value of Prior Years’ Stock Awards That Vested in FY2022	Net Adjustment to Grant Date Fair Value of Stock Awards Disclosed in SCT
	$ (a)	$ (b)	$ (c)	(d) = (a) + (b) + (c)
Restricted Stock	103,817	(196,896)	(231,164)	(324,243)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below shows the relationship between Federated Hermes’ TSR and the CAP amounts for the PEO and other NEO’s. The fluctuations in the CAP in each year from 2020 to 2022 are primarily driven by changes in Federated Hermes’ stock price in those years, and the associated change in fair value of outstanding stock awards for each respective year, which is required to be included in the calculation of CAP.

Compensation Actually Paid vs. Net Income [Text Block]	The chart below shows the relationship between Federated Hermes’ net income and the CAP amounts for the PEO and other NEOs.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below shows the relationship between Federated Hermes’ selected measure, operating profits, and the CAP amounts for the PEO and other NEOs.
Total Shareholder Return Vs Peer Group [Text Block]
The chart below shows Federated Hermes’ 3-year cumulative Total Shareholder Return ("TSR") as compared to that of the S&P 1500 Asset Management & Custody Banks Index (the “S&P 1500 Index”). The chart assumes that the value of the investment in Federated Hermes’ Class B common stock and the S&P 1500 Index was $100 on December 31, 2019. Total return includes reinvestment of all dividends. The historical information set forth below is not necessarily indicative of future performance. Federated Hermes does not make or endorse any predictions as to future stock performance.

Tabular List [Table Text Block]

Most Important Performance Measure
•Operating Profits
•Assets Under Management
•Gross Product Sales
•Net Product Sales
•Total Revenue
•Net Income
•Net Income Per Diluted Share

Total Shareholder Return Amount	$ 132	132	99
Peer Group Total Shareholder Return Amount	125	155	115
Net Income (Loss)	$ 239,496,000	$ 270,293,000	$ 326,364,000
Company Selected Measure Amount	189,810,000	212,487,000	247,411,000
PEO Salary	$ 787,500	$ 787,500	$ 787,500
Non-Equity Incentive Compensation	2,730,000	2,800,000	3,150,000
PEO Stock Awards	705,893	2,294,121	1,482,362
PEO Other Compensation	512,711	610,245	698,647
Non-PEO NEO Salary	663,250	663,250	663,250
Non-PEO NEO Non-Equity Incentive Compensation	2,465,000	2,206,875	2,373,750
Non-PEO NEO Stock Awards	1,472,477	1,631,496	1,607,378
Non-PEO NEO Other Compensation	$ 402,874	436,640	634,346
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Operating Profits
Non-GAAP Measure Description [Text Block]	Operating Profits is defined as the total revenue less distributions to non-controlling (minority) interests and less total expenses (including net non-operating income/expenses and income taxes and excluding amortization of intangibles, impairment losses and debt expenses) as reflected in Federated Hermes’ unaudited financial statements for the first nine months of each year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Assets Under Management
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Gross Product Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Net Product Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Total Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Net Income
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	•Net Income Per Diluted Share
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 334,004
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	334,004	1,168,830	430,812
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	75,063
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	93,782
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	315,285
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,243
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,243	$ 1,948,877	$ 513,261
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	103,817
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	196,896
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 231,164